SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Advertising and promotional expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Advertising related expenses	¥ 256	¥ 255	¥ 128